Fair value evolution liabilities (Detail) - Written put option on NCI RapidFit+ - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of gains losses fair value financial liabilities [line items]
Financial liabilities, at fair value, beginning of period	€ 875	€ 845	€ 788
Remeasurement	0	30	57
Financial liabilities, at fair value, end of period	€ 875	€ 875	€ 845